5. DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations Tables
Details of net assets
(in thousands, except share amounts)	2017	2016

Consideration received at fair value:
Fair value of 56,050,450 GoviEx Consideration Shares received	$-	$3,954
Fair value of 22,420,180 GoviEx Consideration Warrants received	-	1,162
Transaction costs	(81)	(170)
Consideration received at fair value	$(81)	$4,946

Net assets disposed of at carrying value:
Cash and cash equivalents	$-	$(660)
Prepaid and other current assets	-	(109)
Property, plant and equipment
Plant and equipment	-	(258)
Mineral properties-Mali, Namibia and Zambia	-	(3,427)
Total assets	$-	(4,454)

Accounts payable and accrued liabilities	-	43
Net assets disposed of at carrying value	$-	$(4,411)

Cumulative foreign currency loss translation adjustment realized in income	-	(637)

Loss on disposal of Africa Mining Division	$(81)	$(102)

Statement of income (loss) for discontinued operation
(in thousands)	2017	2016

Expenses
Operating expenses	$-	$(64)
Exploration and evaluation	-	(74)
General and administrative	-	(280)
Foreign exchange
Transactional	-	(5,154)
Other income (expense)
Gains on disposal of plant and equipment	-	49
Other	-	(19)
Loss before taxes	-	(5,542)
Income tax recovery (expense)	-	-
Net loss for the period	-	(5,542)
Loss on disposal	(81)	(102)
Loss from discontinued operations	$(81)	$(5,644)

Cash flows for discontinued operation
(in thousands)	2017	2016

Cash inflow (outflow):
Operating activities	$-	$(442)
Investing activities	(81)	(854)
Net cash outflow for the period	$(81)	$(1,296)